Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended					2 Months Ended					3 Months Ended					4 Months Ended					5 Months Ended					6 Months Ended					7 Months Ended					8 Months Ended					9 Months Ended					10 Months Ended					11 Months Ended				12 Months Ended				13 Months Ended				14 Months Ended				15 Months Ended			16 Months Ended			17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended
	Dec. 31, 2024	Dec. 18, 2024	Aug. 31, 2024	Aug. 29, 2024	Jun. 30, 2024	Jun. 28, 2024	Dec. 31, 2023	Dec. 19, 2023	Nov. 30, 2023	Jan. 31, 2025	Sep. 30, 2024	Jul. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Feb. 28, 2025	Oct. 31, 2024	Aug. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Mar. 31, 2025	Nov. 30, 2024	Sep. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Apr. 30, 2025	Dec. 31, 2024	Oct. 31, 2024	Apr. 30, 2024	Mar. 31, 2024	May 31, 2025	Jan. 31, 2025	Nov. 30, 2024	May 31, 2024	Apr. 30, 2024	Jun. 30, 2025	Feb. 28, 2025	Dec. 31, 2024	Jun. 30, 2024	May 31, 2024	Jul. 31, 2025	Mar. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Jun. 30, 2024	Aug. 31, 2025	Apr. 30, 2025	Feb. 28, 2025	Aug. 31, 2024	Jul. 31, 2024	Sep. 30, 2025	May 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	Oct. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Oct. 31, 2024	Sep. 30, 2024	Jul. 31, 2025	May 31, 2025	Nov. 30, 2024	Oct. 31, 2024	Aug. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2025	Jul. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Oct. 31, 2025	Aug. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Oct. 31, 2025	Apr. 30, 2025	Mar. 31, 2025	May 31, 2025	Apr. 30, 2025	Jun. 30, 2025	May 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Oct. 31, 2025	Sep. 30, 2025	Oct. 31, 2025
SP Funds 2030 Target Date Fund - Investor Shares
Account Value [Line Items]
Accumulated Value					$ 10,000	$ 10,000						$ 9,885					$ 10,000					$ 10,050					$ 9,880					$ 10,030					$ 9,956					$ 10,062					$ 10,000					$ 9,732					$ 9,750				$ 10,050				$ 10,328				$ 10,424				$ 10,569			$ 10,860			$ 11,081
SP Funds 2030 Target Date Fund - Institutional Shares
Account Value [Line Items]
Accumulated Value			$ 10,025	$ 10,000							$ 10,085					$ 9,920					$ 10,070					$ 10,001					$ 10,113					$ 10,049					$ 9,783					$ 9,804					$ 10,114					$ 10,390				$ 10,494				$ 10,642				$ 10,938				$ 11,168
SP Funds 2040 Target Date Fund - Investor Shares
Account Value [Line Items]
Accumulated Value					10,000	10,000						9,535					9,685					9,770					9,530					9,820					9,824					9,974					9,699					9,117					9,167				9,811				10,418				10,568				10,694			11,301			11,778
SP Funds 2040 Target Date Fund - Institutional Shares
Account Value [Line Items]
Accumulated Value			10,068	10,000							10,156					9,907					10,208					10,228					10,395					10,103					9,504					9,556					10,230					10,873				11,029				11,165				11,802				12,304
SP Funds 2050 Target Date Fund - Investor Shares
Account Value [Line Items]
Accumulated Value					10,000	10,000						9,535					9,660					9,700					9,390					9,680					9,668					9,784					9,478					8,877					8,917				9,539				10,095				10,246				10,396			11,042			11,523
SP Funds 2050 Target Date Fund - Institutional Shares
Account Value [Line Items]
Accumulated Value	$ 9,979	$ 10,000								$ 10,103					$ 9,787					$ 9,166					$ 9,218					$ 9,860					$ 10,435					$ 10,596					$ 10,752					$ 11,425					$ 11,928
SP Funds S&P Global Technology ETF
Account Value [Line Items]
Accumulated Value									$ 10,000					$ 10,569					$ 11,090					$ 11,955					$ 12,249					$ 11,569					$ 12,495					$ 13,580					$ 13,201					$ 13,434					$ 13,585				$ 13,434				$ 13,822				$ 14,061				$ 14,260			$ 13,744			$ 12,640		$ 12,940		$ 14,198		$ 15,547		$ 15,807		$ 15,894		$ 17,304	$ 18,353
SP Funds S&P World (ex-US) ETF
Account Value [Line Items]
Accumulated Value							$ 10,115	$ 10,000					$ 9,901					$ 10,327					$ 10,586					$ 10,367					$ 10,880					$ 10,987					$ 11,103					$ 11,424					$ 11,750					$ 11,432				$ 11,183				$ 11,017				$ 11,521				$ 11,402			$ 11,063			$ 11,245		$ 11,801		$ 12,343		$ 12,335		$ 12,592		$ 13,572		$ 13,926
Dow Jones Target 2030 Index
Account Value [Line Items]
Accumulated Value			10,021	10,000	10,000	10,000					10,176	10,204				10,043	10,357				10,256	10,517				10,081	10,380				10,240	10,600				10,238	10,419				10,129	10,583				10,191	10,582				10,413	10,469				10,617	10,532			10,687	10,762			10,824	10,973			10,962	11,045			11,026	11,187			11,330			11,395
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,020	10,000	10,102	10,000	10,000	10,000	10,007	10,000	10,000	10,299	10,318	10,122	10,175	10,454	10,165	10,225	10,367	10,718	10,630	9,592	10,825	10,589	11,063	11,198	9,527	10,567	10,493	10,611	11,558	10,126	10,861	11,109	11,137	11,086	10,641	10,719	10,844	11,537	11,635	10,880	10,115	11,146	11,677	12,053	11,101	10,047	11,000	11,961	12,200	11,506	10,679	10,380	12,216	12,496	11,775	11,222	10,310	12,105	12,762	11,474	10,959	12,816	12,647	11,707	11,516	12,510	13,389	12,134	11,775	12,859	13,070	12,418	12,014	12,691	13,434	12,452	11,976	13,259	12,744	11,895	12,512	12,643	12,427	13,286	13,209	13,585	13,881	13,860	14,192	14,366	14,480	14,702	15,008	15,360
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	9,987	10,000	9,976	10,000	10,000	10,000				10,040	10,109	10,234			10,261	9,859	10,381			10,264	9,963	10,520			10,305	9,800	10,259			10,231	9,852	10,367			10,388	10,068	10,198			10,361	10,072	10,252			10,485	10,112	10,477			10,599	10,039	10,481			10,665	10,194	10,522			10,167	10,447			10,289	10,608			10,401	10,580			10,466	10,706			10,823			10,891
Dow Jones Target 2040 Index
Account Value [Line Items]
Accumulated Value			$ 10,036	$ 10,000	10,000	10,000					$ 10,249	10,264				$ 10,041	10,454				$ 10,369	10,676				$ 10,066	10,459				$ 10,307	10,801				$ 10,276	10,485				$ 10,073	10,736				$ 10,150	10,704				$ 10,493	10,492				$ 10,813	10,573			$ 10,905	10,930			$ 11,110	11,263			$ 11,322	11,359			$ 11,403	11,573			11,793			11,878
Dow Jones Target 2050 Index
Account Value [Line Items]
Accumulated Value	$ 9,966	$ 10,000			$ 10,000	$ 10,000				$ 10,271		$ 10,272			$ 10,194		$ 10,462			$ 9,915		$ 10,708			$ 9,985		$ 10,508			$ 10,436		$ 10,943			$ 10,827		$ 10,555			$ 10,956		$ 10,878			$ 11,205		$ 10,796			$ 11,474		$ 10,501			$ 11,573		$ 10,574				$ 11,053				$ 11,466				$ 11,603				$ 11,867			$ 12,152			$ 12,256
S&P Global 1200 Shariah Information Technology (Sector) Capped (USD) TR
Account Value [Line Items]
Accumulated Value							$ 10,130	$ 10,000	$ 10,000				$ 10,471	$ 10,581				$ 11,184	$ 10,937				$ 11,555	$ 11,682				$ 10,909	$ 12,070				$ 11,683	$ 11,395				$ 12,745	$ 12,203				$ 12,424	$ 13,312				$ 12,561	$ 12,977				$ 12,595	$ 13,120				$ 12,392	$ 13,155			$ 12,574	$ 12,943			$ 12,792	$ 13,134			$ 12,988	$ 13,361			$ 12,676	$ 13,566		$ 11,656	$ 13,241		$ 11,960	$ 12,174	$ 13,120	$ 12,492	$ 14,371	$ 13,704	$ 14,693	$ 15,010	$ 14,784	$ 15,347	$ 16,118	$ 15,442	$ 17,527	$ 16,835	$ 18,307